RELATED PARTY TRANSACTIONS BALANCES (Details Narrative) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Amounts owed recorded in other receivable	$ 1,145	$ 1,300
Amounts owed recorded in accounts payable	$ 100,285	$ 113,892